Cost of goods sold and services provided (Details 1) - ARS ($) $ in Millions		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cost of Goods Sold and Services Provided [Abstract]
Real estate		$ 5,898	$ 15,560
Telecommunications		1,098	842
Others			19
Total inventories at the end of the year	[1]	$ 6,996	$ 16,421	$ 20,904

[1]	Inventories includes trading properties and inventories.